Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary shares	Additional paid-in capital	Subscription receivables	Retained earnings	Accumulated other comprehensive income	Total Jupai shareholders' equity	Non-controlling interests	Total
Beginning Balance at Dec. 31, 2012	$ 50,000	$ 6,295,780	$ (50,000)	$ 5,615,434	$ 117,670	$ 12,028,884	$ 112,266	$ 12,141,150
Beginning Balance (in shares) at Dec. 31, 2012	100,000,000
Net income				9,155,065		9,155,065	(104,694)	9,050,371
Foreign currency translation adjustments					509,587	509,587	16,916	526,503
Capital contribution by non-controlling interest							625,112	625,112
Ending Balance at Dec. 31, 2013	$ 50,000	6,295,780	(50,000)	14,770,499	627,257	21,693,536	649,600	22,343,136
Ending Balance (in shares) at Dec. 31, 2013	100,000,000
Net income				14,372,300		14,372,300	257,840	14,630,140
Dividend distributed to non-controlling interest							(41,633)	(41,633)
Redesignation of ordinary shares to Series B convertible redeemable preferred shares (Note 17)	$ (19,378)			(28,988,737)		(29,008,115)		(29,008,115)
Redesignation of ordinary shares to Series B convertible redeemable preferred shares (in shares) (Note 17)	(38,755,020)
Change in fair value of available-for-sale investment, net of tax of $26,101 and $49,525 in 2014 and 2015, respectively					78,303	78,303		78,303
Disposal of available-for-sale investment, net of tax of $23,844 and $51,782 in 2014 and 2015, respectively					(71,531)	(71,531)		(71,531)
Foreign currency translation adjustments					(59,347)	(59,347)	3,323	(56,024)
Capital contribution by non-controlling interest							236,118	236,118
Deconsolidation of a subsidiary (Note 1)							(375,126)	(375,126)
Receipt of subscription			$ 50,000			50,000		50,000
Share-based compensation		498,756				498,756		498,756
Ending Balance at Dec. 31, 2014	$ 30,622	6,794,536		154,062	574,682	7,553,902	730,122	8,284,024
Ending Balance (in shares) at Dec. 31, 2014	61,244,980
Net income				24,337,013		24,337,013	2,186,377	26,523,390
Dividend distributed to non-controlling interest							(171,272)	(171,272)
Issuance of ordinary shares in connection with business acquisition	$ 16,241	56,359,588				56,375,829		56,375,829
Issuance of ordinary shares in connection with business acquisition (in shares)	32,481,552
Change in fair value of available-for-sale investment, net of tax of $26,101 and $49,525 in 2014 and 2015, respectively					148,575	148,575		148,575
Disposal of available-for-sale investment, net of tax of $23,844 and $51,782 in 2014 and 2015, respectively					(155,347)	(155,347)		(155,347)
Foreign currency translation adjustments					(4,060,422)	(4,060,422)	(61,612)	(4,122,034)
Issuance of ordinary shares to public, net of issuance cost	$ 14,985	42,341,642				42,356,627		42,356,627
Issuance of ordinary shares to public, net of issuance cost (in shares)	29,970,000
Conversion of preferred share	$ 27,946	38,266,688				38,294,634		38,294,634
Conversion of preferred share (in shares)	55,890,227
Share-based compensation		2,520,565				2,520,565		2,520,565
Ending Balance at Dec. 31, 2015	$ 89,794	$ 146,283,019		$ 24,491,075	$ (3,492,512)	$ 167,371,376	$ 2,683,615	$ 170,054,991
Ending Balance (in shares) at Dec. 31, 2015	179,586,759